CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018	$ 1,078	$ 27,117	$ (28,195)
Balance at the beginning (in shares) at Dec. 31, 2018	21,562,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(1,853)	$ (1,853)
Balance at the end at Dec. 31, 2019	$ 1,078	30,824	(30,048)	1,854
Balance at the end (in shares) at Dec. 31, 2019	21,562,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(1,854)	(1,854)
Balance at the end at Mar. 31, 2020	$ 1,078	30,824	(31,902)
Balance at the end (in shares) at Mar. 31, 2020	21,562,500
Balance at the beginning at Dec. 31, 2019	$ 1,078	30,824	(30,048)	1,854
Balance at the beginning (in shares) at Dec. 31, 2019	21,562,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(11,854)
Balance at the end at Sep. 30, 2020	$ 1,078	30,824	(41,902)	(10,000)
Balance at the end (in shares) at Sep. 30, 2020	21,562,500
Balance at the beginning at Dec. 31, 2019	$ 1,078	30,824	(30,048)	1,854
Balance at the beginning (in shares) at Dec. 31, 2019	21,562,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 7,520,000 Private Placement Warrants		328,959		328,959
Capital contributions				800,877
Change in Class A ordinary shares subject to possible redemption		(359,840)	(84,257,894)	(84,617,734)
Net income (loss)			(19,641,760)	(19,641,760)
Balance at the end at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the end (in shares) at Dec. 31, 2020	20,420,250
Balance at the beginning at Mar. 31, 2020	$ 1,078	30,824	(31,902)
Balance at the beginning (in shares) at Mar. 31, 2020	21,562,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	0	0
Balance at the end at Jun. 30, 2020	$ 1,078	30,824	(31,902)
Balance at the end (in shares) at Jun. 30, 2020	21,562,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(10,000)	(10,000)
Balance at the end at Sep. 30, 2020	$ 1,078	$ 30,824	(41,902)	(10,000)
Balance at the end (in shares) at Sep. 30, 2020	21,562,500
Balance at the beginning at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the beginning (in shares) at Dec. 31, 2020	20,420,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			20,283,146	20,283,146
Balance at the end at Mar. 31, 2021	$ 1,021		(83,646,556)	(83,645,535)
Balance at the end (in shares) at Mar. 31, 2021	20,420,250
Balance at the beginning at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the beginning (in shares) at Dec. 31, 2020	20,420,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				21,601,594
Balance at the end at Jun. 30, 2021	$ 1,021		(82,328,108)	(82,327,087)
Balance at the end (in shares) at Jun. 30, 2021	20,420,250
Balance at the beginning at Dec. 31, 2020	$ 1,021		(103,929,702)	(103,928,681)
Balance at the beginning (in shares) at Dec. 31, 2020	20,420,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				32,748,467
Balance at the end at Sep. 30, 2021	$ 1,021		(71,181,235)	(71,180,214)
Balance at the end (in shares) at Sep. 30, 2021	20,420,250
Balance at the beginning at Mar. 31, 2021	$ 1,021		(83,646,556)	(83,645,535)
Balance at the beginning (in shares) at Mar. 31, 2021	20,420,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			1,318,448	1,318,448
Balance at the end at Jun. 30, 2021	$ 1,021		(82,328,108)	(82,327,087)
Balance at the end (in shares) at Jun. 30, 2021	20,420,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			11,146,873	11,146,873
Balance at the end at Sep. 30, 2021	$ 1,021		$ (71,181,235)	$ (71,180,214)
Balance at the end (in shares) at Sep. 30, 2021	20,420,250